Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Financial risk management objectives and policies
Financial risk management objectives and policies
3	Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, interest rate risk and other price risk), credit risk and liquidity risk. Management reviews and agrees on policies for managing each of these risks which are summarised below.

3.1	Market risk

Market risk is the risk that changes in market prices such as foreign exchange rates, interest and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

3.1.1	Interest rate risk

Interest rate risk is the risk that the Group’s earnings will be affected as a result of fluctuations in the value of financial instruments due to changes in market interest rates. The Group’s cash flow exposure to the risk of changes in market interest rates relates primarily to the Group’s debt obligations. The Group has certain financial assets that generate interest income, however the Group is not exposed to material interest rate risk on these financial assets.

Interest rate sensitivity

Effect
USD
31 December 2025
+/- 100 basis point increase	15,455
31 December 2024
+/- 100 basis point increase	894
31 December 2023
+/- 100 basis point increase	12,935

3.1.2	Currency risk

Currency risk is the risk that the value of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group is not exposed in its transactions denominated in AED, SAR, as it is pegged against USD. The Group is exposed to currency risk because of the Group’s net investments in foreign subsidiaries. The Group’s significant exposure is from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable or payable that is denominated in the foreign currency.

The following are exchange rates applied during the years 2025 and 2024 in respect of currencies where the Group has exposures to currency risk:

	Spot rate		Average rate
	As of 31 December		As of 31 December
	2025	2024	2025	2024
EGP	47.52	50.77	49.24	43.94
KES	128.87	129.22	129.30	134.14
EUR	0.85	0.96	0.89	1.08
MYR	4.05	4.47	4.28	4.61
ARS	1,480	1,030.05	1,244.17	1,014.90

3	Financial risk management objectives and policies (continued)
3.1	Market risk (continued)

3.1.2Currency risk (continued)

Sensitivity analysis

A 10% strengthening/weakening of the following currency against USD currency as of 31 December would have increased/decreased financial instruments by USD equivalent amounts shown below:

	As of 31 December
	2025	2024	2023
	USD	USD	USD
EGP to USD	52,472	191,279	232,797
KES to USD	47,968	52,186	43,250
EUR to USD	223,646	227,204	241,043
MYR to USD	1,204	1,269	1,235
ARS to USD	49,418	65,688	101,488
Pre-tax impact	374,709	537,626	619,813

3.2	Credit risk

Credit risk is a risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s trade and other receivables and cash and cash equivalents held with banks.

The Groups’ exposure to credit risk is influenced mainly by the individual characteristics of each counterparty. However, Management also considers the factors that may influence the credit risk of its counterparties, including the default risk of the industry and the country in which counterparties operate.

The carrying value of the financial assets represents the maximum credit exposure, which is as follows:

Exposure to credit risk

	As of 31 December
	2025	2024
	USD	USD
Trade and other receivables	6,256,738	4,009,282
Cash and cash equivalents	4,414,456	4,958,983
	10,671,194	8,968,265

(i)	Expected credit losses on trade receivables

As of 31 December 2025

Days outstanding	Current	0 – 30	31 – 60	61 – 90	90+	Total
Exposure at default	1,860,201	845,413	167,551	70,491	936,198	3,879,853
Loss rate	0.17%	0.51%	7.01%	17.15%	54.43%	13.94%
Expected credit losses	3,097	4,285	11,753	12,089	509,591	540,814

3	Financial risk management objectives and policies (continued)
3.2	Credit risk (continued)
(i)	Expected credit losses on trade receivables (continued)

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	1,514,964	265,026	217,930	104,129	20,471	8,878	40,878	442,669	2,614,945
Loss rate	6%	11%	15%	18%	44%	48%	52%	100%	25%
Expected credit losses	94,851	29,454	32,637	18,959	9,061	4,278	21,062	442,669	652,971

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
-	Payment terms are typically 30-60 days.
-	Following the portfolio optimization plans (Note 30), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As of 31 December 2025

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151+	Total
Exposure at default	20,362	22,895	24,448	31,877	57,430	58,837	1,845,299	2,061,148
Loss rate	2.02%	2.03%	6.07%	10.13%	14.18%	18.22%	83.65%	76.08%
Expected credit losses	412	464	1,485	3,228	8,141	10,723	1,543,677	1,568,130

As of 31 December 2024

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	151,646	173,664	177,214	173,287	196,888	177,555	58,949	476,442	1,585,645
Loss rate	9%	18%	27%	36%	45%	59%	77%	98%	54%
Expected credit losses	13,648	31,259	47,848	62,383	88,600	103,870	45,096	468,911	861,615

-	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
(iii)	Expected credit losses on other financial assets

Credit risk is managed on a Group basis. For banks and financial institutions, only independently rated parties with a minimum rating of BB+’ are accepted. The Group considers ‘low credit risk’ in relation to the bank balances as they have a low risk of default supported by high credit rating carried by a major credit rating agency. These financial institutions have a strong capacity to meet its contractual cash flow obligations in the near term.

3.3	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities. Liquidity requirements are monitored on a daily basis and management ensures that sufficient cash and cash equivalents are available to meet their commitments for liabilities as they fall due.

The Group’s liquidity management involves projecting cash flows and considering the level of liquid assets necessary to meet these, monitoring liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

3Financial risk management objectives and policies (continued)

3.3Liquidity risk (continued)

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to contractual maturity dates excluding the impact of netting agreements. The amounts disclosed in the table below are the contractual undiscounted cash flows.

		Between one
	Maturity up	and two	More than
	to one year	years	two years	Total
	USD	USD	USD	USD
31 December 2025
Accounts payable, accruals and other payables	8,710,335	16,867	—	8,727,202
Lease liabilities	479,240	186,839	815,894	1,481,973
Deferred purchase price	694,134	—	—	694,134
Other tax liabilities	1,640,682	—	—	1,640,682
Derivatives warrant liabilities	—	—	400,806	400,806
	11,524,391	203,706	1,216,700	12,944,797

31 December 2024
Accounts payable, accruals and other payables	9,345,716	30,850	—	9,376,566
Lease liabilities	606,881	440,183	—	1,047,064
Deferred purchase price	1,148,013	—	—	1,148,013
Other tax liabilities	836,117	—	—	836,117
Derivatives warrant liabilities	—	—	669,156	669,156
	11,936,727	471,033	669,156	13,076,916

Accounts payable, accruals and other payables exclude advances from individual customers (e-wallets) and advances from customers amounting to $0 in 2025 (2024: $5,690)

3.4	Capital risk

The Group’s objective when managing capital is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefit for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group manages its capital structure and makes adjustments to it in the light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders or issue new shares. Management seeks to maintain a balance between higher returns and a sound capital position.